Financial Obligations	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Obligationstext Block [Abstract]
Financial obligations
16.	Financial obligations

(a)	This caption is made up as follows:

	Currency	Nominal interest rate	Maturity	2020	2019
		%		S/(000)	S/(000)
Short-term promissory notes (b)
Banco de Crédito del Perú	US$	2.20%	July 8, 2021	65,232	-
BBVA	US$	2.70%	May 8, 2020	-	8,293
Banco de Crédito del Perú	S/	4.64%	June 18, 2020	-	13,689
Banco de Crédito del Perú	US$	3.36%	August 6, 2020	-	5,307
Banco de Crédito del Perú	US$	3.23%	August 14, 2020	-	4,864
Banco de Crédito del Perú	US$	3.16%	October 9, 2020	-	16,867
Scotiabank Perú S.A.A.	US$	3.00%	October 10, 2020	-	43,121
Scotiabank Perú S.A.A.	US$	2.35%	November 27, 2020	-	6,633

Total current				65,232	98,774

Mid-term promissory notes (bridge loans) (b)
Banco de Crédito del Perú	S/	2.62%	January 10, 2022	79,500	-
Banco de Crédito del Perú	S/	2.62%	January 10, 2022	79,500	-

Senior Notes (c)
Principal, net of issuance costs	US$	4.50%	February 8, 2023	475,491	434,380
Principal, net of issuance costs	S/	6.69%	February 1, 2029	259,502	259,440
Principal, net of issuance costs	S/	6.84%	February 1, 2034	309,359	309,310

Total non-current				1,203,352	1,003,130

(b)	Short-term promissory notes -

In 2019, financing with Banco de Crédito del Perú, BBVA Perú and Scotiabank was obtained for working capital and with the purpose of resolving the acquisition of the business mentioned in note 1.2. The short-term promissory notes have a current maturity and accrue interest at an effective rate of 2.35% to 3.36% for U.S. dollar-denominated loans and 4.64% per year for Soles-denominated loans.

As of December 31, 2020, financings in dollars and soles with Banco de Crédito del Perú were obtained for working capital, have current and medium-term maturity and accrue interest at effective annual rates of 2.20% and 2.62%, respectively.

(c)	Senior Notes in US dollars -

The General Shareholder’s Meeting held on January 7, 2013, approved that the Company complete a financing transaction. In connection with this, the Board of Directors’ Meeting held on January 24, 2013, agreed to issue Senior Notes through a private offering under Rule 144A and Regulation S of the U.S. Securities Act of 1933. Also it was agreed to list these securities in the Ireland Stock Exchange. Consequently, on February 1, 2013, the Company issued Senior Bonds with a face value of US$300,000,000, with a nominal annual interest rate of 4.50%, and maturity in 2023, obtaining total net proceeds of US$293,646,000 (S/762,067,000). The Company has used part of the net proceeds from the offering to prepay certain of its existing debt and the difference has been used in capital expenditures in connection with its cement business. The Senior Notes are guaranteed by the following Company’s subsidiaries: Cementos Selva S.A., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C., Dinoselva Iquitos S.A.C and Calizas del Norte S.A.C. (in liquidation).

The Board of Directors’ Meeting held on November 26, 2018, approved the repurchase of the senior notes in US dollars. As a result, the Company acquired senior notes for an amount of US$168,388,000. Consequently, as of December 31, 2018 senior notes balance in US dollars was US$131,162,000 (S/476,962,000). To finance this acquisition, the Company obtained medium-term promissory notes from Banco de Crédito del Perú (bridge loans) for a total of S/580,769,000, which were canceled with the issue of senior notes denominated in Soles in January 2019, as explained bellow.

On the other hand, as a consequence of the purchase of senior notes issued in U.S. dollars, the Company’s Management considers that it is not necessary to continue with all of the derivative financial instruments to hedge those liabilities. Consequently, during December 2019, the Company settled US$150,000,000 of a total of US$300,000,000. The loss obtained from this settlement amounted to S/34,887,000, which is presented in the cumulative net loss on settlement of derivative financial instruments caption in the consolidated statement of profit and loss for the year ended December 31, 2018. As of December 31, 2020 and 2019, the Company has hedged cash flow contracts to reduce the foreign currency risk of corporate bonds, which are in US dollars. See note 30.

Senior Notes in Soles

The General Shareholders’ Meeting held on January 8, 2019, approved the issuance of senior notes in soles in the local market up to the maximum amount of S/1,000,000,000 through the Second Corporate Bonds Program of Pacasmayo, whose purpose was to settle the mid-term loans described in previous paragraph. On January 31, 2019, senior notes were issued for: i) S/260,000,000 at a rate of 6.688% per year and maturity of 10 years and; ii) S/310,000,000 at a rate of 6.844% per year and maturity of 15 years.

Senior Notes in soles issued in 2019 are surety guaranteed by the following Company’s subsidiaries: Cementos Selva S.A., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C. and Dinoselva Iquitos S.A.C.

Financial covenants

The financial covenants related to the Senior Notes issued in US dollars and soles states that in case that the Company and its guarantor subsidiaries are required to issue debt or equity instruments or merges with another company or disposes of or rents significant assets, the Senior Notes will activate the following covenants, calculated on the basis of the Company’s and the Guarantor Subsidiaries’ consolidated annual financial statements:

-	The fixed charge covenant ratio would be at least 2.5 to 1.

-	The consolidated debt-to-EBITDA ratio would be no greater than 3.5 to 1.

As of December 31, 2020 and 2019, the Senior Notes generated interest that has been recognized in the consolidated statement of profit or loss of S/60,857,000 and S/56,081,000 respectively. See note 26.